INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [Abstract]
Raw materials and consumables	$ 11,485	$ 10,032
Work-in-progress	3,738	4,989
Finished goods	3,605	4,353
Total inventories	$ 18,828	$ 19,374